Accumulated Other Comprehensive Income (Loss) (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023		Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	$ 27,881
Interest and related charges (benefit)		(479)		$ (242)
Other income (expense)		276		43
Income tax expense (benefit)		(164)		(143)
Net Income From Continuing Operations		716		300
Total other comprehensive income (loss)		7		22
Ending balance		28,356
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		17,245	[2]	15,980
Interest and related charges (benefit)	[3]	(181)		(148)
Other income (expense)		36		4
Income before income tax expense		452		418
Income tax expense (benefit)		(99)		(61)
Total other comprehensive income (loss)		(5)		12
Ending balance		17,593		16,348
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[4],[5]	(249)		(358)
Other comprehensive income (loss) before reclassifications: gains (losses)	[4],[5]	(9)		25
Total other comprehensive income (loss)	[4],[5]	(1)		35
Ending balance	[4],[5]	(250)		(323)
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[6],[7]	16		(45)
Other comprehensive income (loss) before reclassifications: gains (losses)	[6],[7]	(9)		19
Total other comprehensive income (loss)	[6],[7]	(9)		20
Ending balance	[6],[7]	7		(25)
Total Derivative-Hedging Activities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges (benefit)	[4],[5]	11		14
Income before income tax expense	[4],[5]	11		14
Income tax expense (benefit)	[4],[5]	(3)		(4)
Net Income From Continuing Operations	[4],[5]	8		10
Total Derivative-Hedging Activities | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges (benefit)	[6],[7]			1
Income before income tax expense	[6],[7]			1
Net Income From Continuing Operations	[6],[7]			1
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[8]	(44)		37
Other comprehensive income (loss) before reclassifications: gains (losses)	[8]	17		(62)
Total other comprehensive income (loss)	[8]	18		(59)
Ending balance	[8]	(26)		(22)
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[9]	(7)		4
Other comprehensive income (loss) before reclassifications: gains (losses)	[9]	4		(7)
Total other comprehensive income (loss)	[9]	4		(8)
Ending balance	[9]	(3)		(4)
Investment Securities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)	[8]	2		4
Income before income tax expense	[8]	2		4
Income tax expense (benefit)	[8]	(1)		(1)
Net Income From Continuing Operations	[8]	1		3
Investment Securities | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)	[9]			(1)
Income before income tax expense	[9]			(1)
Net Income From Continuing Operations	[9]			(1)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[10]	(1,276)		(1,133)
Other comprehensive income (loss) before reclassifications: gains (losses)	[10]			28
Total other comprehensive income (loss)	[10]	(11)		45
Ending balance	[10]	(1,287)		(1,088)
Pension and Other Postretirement Benefit Costs | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)	[10]	(15)		23
Income before income tax expense	[10]	(15)		23
Income tax expense (benefit)	[10]	4		(6)
Net Income From Continuing Operations	[10]	(11)		17
Equity Method Investees
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[11]	(3)		(4)
Other comprehensive income (loss) before reclassifications: gains (losses)	[11]	1		1
Total other comprehensive income (loss)	[11]	1		1
Ending balance	[11]	(2)		(3)
AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,572)		(1,458)
Other comprehensive income (loss) before reclassifications: gains (losses)		9		(8)
Total other comprehensive income (loss)		7		22
Ending balance		(1,565)		(1,436)
AOCI | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		9		(41)
Other comprehensive income (loss) before reclassifications: gains (losses)		(5)		12
Total other comprehensive income (loss)		(5)		12
Ending balance		4		(29)
AOCI | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges (benefit)		11		14
Other income (expense)		(13)		27
Income before income tax expense		(2)		41
Income tax expense (benefit)				(11)
Net Income From Continuing Operations		$ (2)		30
AOCI | Reclassification out of Accumulated Other Comprehensive Income | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges (benefit)				1
Other income (expense)				$ (1)

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	See Note 19 for amounts attributable to affiliates.
[4]	Comprised entirely of interest rate derivative hedging activities.
[5]	Net of $83 million, $83 million, $107 million and $119 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
[6]	Comprised entirely of interest rate derivative hedging activities.
[7]	Net of $(2) million, $(5) million, $9 million and $16 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
[8]	Net of $6 million, $13 million, $8 million and $(10) million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
[9]	Net of $1 million, $2 million, $1 million and $(2) million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
[10]	Net of $449 million, $445 million, $380 million and $396 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
[11]	Net of $— million, $1 million, $1 million and $1 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.